Related party transactions	12 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions

32.       Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it. All transactions are carried out in accordance with market parameters.

Remunerations of the Board of Directors

The Act N° 19,550 provides that the remuneration of the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed, except that such remunerations were expressly agreed by the Shareholders' Meeting, for which purpose the matter must be included as one of the items on the agenda.

Some of the Group's Directors are hired under the Employment Contract Act N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Act N° 19,550, taking into consideration whether such directors perform technical-administrative functions and depending on the results recorded by the Company during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

Senior Management remuneration

The members of the Senior or Top Management are appointed and removed by the Board of Directors and perform functions in accordance with the instructions delivered by the Board itself.

The Society’s Senior Management is composed of as follows:

Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Diego Chillado Biaus	09/15/1978	General Manager of Livestock Operations and Specialties in Argentina	2022
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The remuneration earned by Senior Management for their functions consists of an amount that is fixed taking into account the manager's background, capacity and experience, plus an annual bonus based on their individual performance and the Group's results. Members of the senior management participate in defined contributions and share-based incentive plans that are described in Note 31, respectively.

The aggregate compensation to the Senior Management of the Operations Center in Argentina for the year ended June 30, 2025 amounts to ARS 267.

Corporate Service Agreement with IRSA

Considering that Cresud and IRSA have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services (“Framework Agreement”) was signed, between IRSA, Cresud and IRSA CP, which was periodically modified, the last update being on June 28, 2019. On December 22, 2021, were held the shareholders' meeting approving the merger by absorption of IRSA and IRSA CP, for which IRSA, in its capacity as absorbing company, is the successor of all the rights and obligations assumed by IRSA CP by the Framework Agreement. The last modification to the Framework Agreement was made on July 12, 2022.

Under this Framework Agreement, corporate services are currently provided for different areas including: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance and others.

Under this agreement, the companies entrusted an external consultant with the semiannual review and evaluation of the criteria used in the process of liquidating corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud and IRSA to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of its family members.

In addition, the Group leases various spaces in shopping centers (such as retail units, stands, storage units, or advertising spaces) to third parties and related parties, such as BHSA.

Lease agreements entered into with associates included similar provisions and amounts to those included in agreements with third parties.

Donations granted to Fundación IRSA, Fundación Puerta 18 and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA's Board of Directors are Eduardo S. Elsztain (President), Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us and IRSA. Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA.

Fundación Puerta 18 is a non-profit organization created in 2016 by Fundación IRSA. It is a free space for artistic and technological creation for young people between 13 and 24 years old. Through a non-formal education approach, it fosters the development of skills, vocations, and talents in young people by means of the multiple resources offered by technology.

Fundación Museo de los Niños acts as special vehicle for the development of "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario". On October 29, 1999, our shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping Mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Shopping Mall Alto Rosario were loaned for a term of 30 years Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Hotel services

Our company and related parties sometimes rent from NFSA and Hoteles Argentinos S.A. hotel services and conference rooms for events.

Purchase-Sale of goods and/or services hiring

In the normal course of its business and with the aim of make resources more efficient, in certain occasions purchase and/or hire services which later sells and/or recover for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase-sale of financial assets

Cash surplus are usually invested in several instruments that may include those issued by related companies acquired at issuance or from unrelated third parties through transactions in the secondary market.

Investment in investment funds managed by BACS

The Group invests parts of liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, which provides collection services for our shopping malls.

San Bernardo lease

The Company leased in January 2019 a farm in the Province of Córdoba owned by San Bernardo de Córdoba S.A. (formerly Isaac Elsztain e hijos S.C.A), continuing the lease held in August 2015, for a fraction of 10,896 hectares.

The lease was agreed for 12,590 hectares and the price was set at the amount of pesos equivalent to 2.5 kg of meat per hectare. The price of meat will be set taking into account the price per kilo of meat determined by the I.N.M.L (cattle index of the Liniers Market) reported on the website of said Market. Additionally, a production prize equivalent to 15% of the kilos produced in excess of 175,000 was agreed for the total of the existing property.

Consulting Agreement

In accordance with the terms of the Consulting Agreement, in force as from November 7, 1994, and its amendments, CAMSA provides us with advisory services on matters related to activities and investments included agricultural, real estate, financial and hotel operations, among others. An 85% of the capital stock of CAMSA is held by one of our shareholders and President of our Board of Directors, while the remaining 15% of the capital stock is owned by our First Vice President.

Based on the terms and conditions of the Consulting Agreement, CAMSA provides us with the following services:

•  advise in relation to investing in all aspects of the agricultural business, real estate, financial, and hotel operations, among others, and business proposals;

•  acts on behalf of our company in such transactions, negotiating prices, terms and conditions and other terms of each transaction; and

•  provides advisory services on investments in securities related to such transactions.

As regards the Consulting Agreement, in consideration for its services we pay CAMSA an annual fee equal to 10% of our annual net income after tax from our separate statement of income. During the years ended as of June 30, 2025, 2024 and 2023, ARS (9,081), ARS (12,945) and ARS (24,823) were recognized in results for this concept, respectively.

The Consulting Agreement can be revoked by any of the parties upon prior written notice that should not exceed 60 days. If we revoke the Consulting Agreement without cause, we will be liable to pay CAMSA twice the average fee amounts paid for management services during the two fiscal years preceding such revocation.

The following is a summary presentation of the balances with related parties as of June 30, 2025 and 2024:

Item	06.30.2025	06.30.2024
Trade and other receivables	53,669	48,967
Investments in financial assets	4,988	5,274
Trade and other payables	(28,823)	(34,232)
Borrowings	(855)	(728)
Total	28,979	19,281

Related party	06.30.2025	06.30.2024	Description of transaction	Item
New Lipstick	292	307	Reimbursement of expenses receivable	Trade and other receivables
Comparaencasa Ltd.	2,610	2,765	Other investments	Investments in financial assets
	365	347	Loans granted	Trade and other receivables
Banco Hipotecario S.A.	51	54	Leases and/or right of use assets receivable	Trade and other receivables
	18,701	6,596	Dividends	Trade and other receivables
La Rural S.A.	1,885	1,917	Canon	Trade and other receivables
	(493)	(3)	Other payables	Trade and other payables
	5	22	Other receivables	Trade and other receivables
	(1)	-	Leases and/or right of use assets payable	Trade and other payables
Other associates and joint ventures (i)	1	1	Equity incentive plan receivable	Trade and other receivables
	16	17	Loans granted	Trade and other receivables
	(855)	(728)	Borrowings	Borrowings
	9	40	Management fees receivable	Trade and other receivables
	(69)	(29)	Other payables	Trade and other payables
	51	15	Other receivables	Trade and other receivables
Total associates and joint ventures	22,568	11,321
CAMSA and its subsidiaries	(8,947)	(13,132)	Management fee payables	Trade and other payables
	-	(4)	Reimbursement of expenses	Trade and other payables
Yad Levim LTD	24,739	24,638	Loans granted	Trade and other receivables
Galerias Pacifico	-	4,530	Loans granted	Trade and other receivables
	3	4	Other receivables	Trade and other receivables
Sutton	6,120	5,666	Loans granted	Trade and other receivables
	(101)	(107)	Other payables	Trade and other payables
Rundel Global LTD	2,378	2,509	Other investments	Investments in financial assets
Sociedad Rural Argentina	(9,734)	(12,846)	Other payables	Trade and other payables
Other related parties	1,395	1,422	Other receivables	Trade and other receivables
	(2,008)	(229)	Other payables	Trade and other payables
	36	81	Reimbursement of expenses receivable	Trade and other receivables
	(200)	-	Dividends payable	Trade and other payables
	(99)	(79)	Legal services	Trade and other payables
Total other related parties	13,582	12,453
IFISA	-	3,310	Financial operations receivables	Trade and other receivables
Total direct parent company	-	3,310
Directors and Senior Management	(7,171)	(7,803)	Fees for services received	Trade and other payables
Total Directors and Senior Management	(7,171)	(7,803)
Total	28,979	19,281

(i) Includes Avenida Compras S.A., Avenida Inc., BHN Vida S.A., Puerto Retiro S.A., Cyrsa S.A., Nuevo Puerto Santa Fe S.A. and Agrouranga S.A..

The following is a summary of the results with related parties for the years ended June 30, 2025, 2024 and 2023:

Related party	06.30.2025	06.30.2024	06.30.2023	Description of transaction
BHN Vida S.A.	-	(34)	(17)	Financial operations
BHN Seguros Generales S.A.	-	(12	(7)	Financial operations
Comparaencasa Ltd.	(64)	2,179	389	Financial operations
Other associates and joint ventures (i)	(344)	75	(326)	Leases and/or right of use assets
	476	385	477	Corporate services
	27	297	362	Financial operations
Total associates and joint ventures	95	2,890	878
CAMSA and its subsidiaries	(9,081)	(12,945)	(24,823)	Management fee
Rundel Global LTD	-	4,519	683	Financial operations
Yad Levim LTD	1,379	1,306	1,114	Financial operations
Sociedad Rural Argentina	1,697	5,443	349	Financial operations
Other related parties	(261)	(269)	(6)	Leases and/or rights of use
	(1,122)	(1,418)	(63)	Fees and remunerations
	116	86	(1,114)	Corporate services
	(707)	(802)	(927)	Legal services
	(201)	(517)	(980)	Financial operations
	(704)	(1,418)	(119)	Donations
	1,010	1,663	1,522	Income from sales and services from agricultural business
Total other related parties	(7,874)	(4,352)	(24,364)
IFISA	18	7	166	Financial operations
Total Parent Company	18	7	166
Directors	(20,224)	(22,903)	(53,111)	Management fee
Senior Management	(1,210)	(573)	(1,259)	Compensation of Directors and senior management
Total Directors and Senior Management	(21,434)	(23,476)	(54,370)
Total	(29,195)	(24,931)	(77,690)

(i) Includes Avenida Inc., Banco Hipotecario S.A., Cyrsa S.A., Nuevo Puerto Santa Fe S.A., Quality and Agrouranga S.A..

The following is a summary of the transactions with related parties for the years ended June 30, 2025 and 2024:

Related party	06.30.2025	06.30.2024	Description of transaction
Puerto Retiro	(35)	-	Irrevocable contributions
Total irrevocable contributions	(35)	-
Agro-Uranga S.A.	613	1,322	Dividends received
Uranga Trading S.A.	-	174	Dividends received
BHSA	20,779	19,852	Dividends received
Cyrsa S.A.	618	-	Dividends received
Viflor	-	57	Dividends received
Nuevo Puerto Santa Fe S.A.	387	616	Dividends received
La Rural S.A.	4,960	2,027	Dividends received
Total dividends received	27,357	24,048
Quality	-	(36,195)	Sale of shares
Total sale of shares	-	(36,195)